Schedule of Investments (unaudited)
December 31, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 35.8%
U.S. Government Agencies — 0.4%
Export-Import Bank of the United States, Secured Notes	2.628%	11/12/26	$286,586	$283,623
United States International Development Finance Corp., Senior Notes	4.010%	5/15/30	860,000	857,970
Total U.S. Government Agencies				1,141,593
U.S. Government Obligations — 35.4%
U.S. Treasury Notes	4.875%	4/30/26	17,700,000	17,773,291
U.S. Treasury Notes	4.250%	11/30/26	5,000,000	5,031,077
U.S. Treasury Notes	4.250%	12/31/26	10,000,000	10,070,735
U.S. Treasury Notes	4.125%	1/31/27	10,000,000	10,063,477
U.S. Treasury Notes	4.125%	2/28/27	10,000,000	10,068,750
U.S. Treasury Notes	4.500%	4/15/27	13,000,000	13,161,992
U.S. Treasury Notes	4.375%	7/15/27	10,000,000	10,133,985
U.S. Treasury Notes	4.125%	9/30/27	10,000,000	10,108,008
U.S. Treasury Notes	4.000%	12/15/27	10,000,000	10,098,047
Total U.S. Government Obligations				96,509,362

Total U.S. Government & Agency Obligations (Cost — $97,354,879)				97,650,955
Mortgage-Backed Securities — 35.3%
FHLMC — 11.8%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/26	8,414	8,383
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	3/1/49	641,367	620,291
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/54- 10/1/55	21,218,868	21,527,455
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/55- 10/1/55	6,137,248	6,306,898
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.347%)	6.286%	3/1/35	54,350	55,972 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.475%)	6.244%	8/1/34	51,650	53,175 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.520%)	6.464%	4/1/36	28,251	29,191 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.538%)	6.420%	2/1/36	14,539	14,867 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.605%)	6.312%	9/1/36	397	407 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.622%)	6.343%	6/1/37	22,924	23,589 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.625%)	6.392%	12/1/36	18,660	19,362 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.625%)	6.405%	1/1/37	2,966	3,074 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.656%)	6.425%	1/1/36	4,236	4,398 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.658%)	6.513%	12/1/35	48,656	49,869 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.660%)	6.358%	1/1/38	14,019	14,478 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.733%)	6.358%	10/1/36	2,768	2,849 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.738%)	6.757%	4/1/37	$11,614	$11,986 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.740%)	6.398%	1/1/37	1,279	1,316 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.750%	4/1/34	2,231	2,281 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.738%	3/1/35	44,689	45,887 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.751%)	6.488%	1/1/42	37,049	38,612 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.761%)	6.620%	5/1/35	1,034	1,062 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.763%)	6.550%	9/1/37	218,915	228,889 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.777%)	6.491%	5/1/42	191,583	199,499 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.778%)	6.496%	5/1/35	74,190	77,368 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.796%)	6.616%	3/1/35	15,417	16,040 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.805%)	6.585%	9/1/35	27,428	28,102 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.820%)	6.557%	7/1/43	544,003	568,555 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.840%)	6.590%	9/1/36	2,558	2,640 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.844%)	6.710%	11/1/42	173,046	181,216 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.849%)	6.613%	9/1/36	20,546	21,308 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.861%)	6.529%	8/1/36	990	1,021 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.863%)	6.618%	7/1/35	1,909	1,968 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.867%)	6.598%	1/1/36	7,023	7,217 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.878%)	6.624%	3/1/36	102,072	106,101 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.894%)	6.596%	1/1/36	1,993	2,058 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.959%)	6.841%	9/1/36	8,215	8,444 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.980%)	6.891%	6/1/37	513	530 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 2.070%)	7.070%	3/1/36	1,441	1,493 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 1.695%)	5.473%	7/1/29	8,509	8,538 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 1.975%)	5.975%	7/1/33- 8/1/33	$14,553	$14,857 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.219%)	6.281%	10/1/33	41,123	42,452 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.225%)	6.298%	10/1/33	5,550	5,710 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.225%)	6.118%	11/1/33	47,305	48,767 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.225%)	6.234%	1/1/35	3,136	3,234 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.234%)	6.327%	7/1/37	14,294	14,706 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.236%)	6.347%	1/1/38	237,978	247,736 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.245%)	6.286%	10/1/35	30,231	31,701 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.245%)	6.306%	1/1/36	4,620	4,836 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.248%)	6.426%	6/1/37	42,588	43,869 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.249%)	6.432%	11/1/36	5,160	5,345 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.375%	9/1/33	1,463	1,504 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	5.997%	11/1/33	5,827	5,989 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.125%	11/1/33	6,046	6,212 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.250%	7/1/34- 7/1/36	64,148	66,474 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	5.875%	11/1/34	11,568	11,933 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	5.892%	11/1/34	11,188	11,568 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.500%	2/1/35	8,620	9,008 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.414%	10/1/38	23,501	24,100 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.251%)	6.338%	7/1/35	108,383	112,945 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.251%)	6.501%	2/1/36	15,268	15,994 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.264%)	6.327%	9/1/36	486,989	508,405 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.276%)	6.375%	6/1/34	8,444	8,654 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.313%)	6.376%	5/1/36	432,445	453,368 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.315%)	6.310%	3/1/35	$3,733	$3,901 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.329%)	6.274%	9/1/29	17,598	17,781 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.351%)	6.414%	1/1/37	7,389	7,606 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.357%)	6.336%	1/1/28	98	99 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.409%)	6.284%	11/1/33	14,081	14,523 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.500%)	6.477%	12/1/35	72,253	75,732 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.787%)	6.955%	1/1/29	186	188 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.854%)	6.933%	10/1/29	1,054	1,068 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 2.290%)	6.790%	9/1/30	65	66 (a)
Total FHLMC				32,116,720
FNMA — 13.8%
Federal National Mortgage Association (FNMA)	3.500%	3/1/26- 5/1/31	45,967	45,742
Federal National Mortgage Association (FNMA)	5.500%	3/1/53- 11/1/54	6,953,036	7,075,906
Federal National Mortgage Association (FNMA)	6.000%	7/1/53- 8/1/55	14,904,300	15,330,441
Federal National Mortgage Association (FNMA)	5.000%	12/1/54	4,628,696	4,619,736
Federal National Mortgage Association (FNMA)	5.500%	1/1/56	5,000,000	5,070,694 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.320%)	6.071%	10/1/34	9,851	10,027 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.344%)	5.994%	6/1/35	26,431	27,008 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.365%)	6.095%	10/1/35	2,593	2,655 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.445%)	5.980%	1/1/35	24,332	24,842 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.460%)	6.225%	2/1/36	11,222	11,614 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.501%)	6.248%	12/1/33	298	303 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.515%)	6.173%	7/1/35	3,498	3,622 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.538%)	6.522%	1/1/35	11,246	11,618 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.555%)	6.505%	1/1/35	5,606	5,789 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.559%)	6.435%	3/1/34	37,068	38,137 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.565%)	6.440%	4/1/33	$3,925	$4,001 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.595%)	6.470%	1/1/33	8,709	8,879 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.607%)	6.300%	12/1/34	3,796	3,892 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.617%)	6.331%	12/1/34	1,541	1,591 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.620%)	6.582%	2/1/35	3,805	3,939 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.625%)	6.625%	2/1/35- 3/1/35	4,855	4,956 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.625%)	6.423%	1/1/38	28,698	29,780 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	6.613%	5/1/35	8,647	8,984 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	6.479%	7/1/36	15,401	15,830 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.629%)	6.329%	11/1/35	60,515	62,549 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.630%)	6.370%	1/1/35	3,763	3,860 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.640%)	6.251%	12/1/34	41,073	41,999 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.642%)	6.458%	4/1/40	92,176	94,769 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.643%)	6.518%	12/1/32	724	742 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.643%)	6.307%	8/1/38	90,302	92,990 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.650%)	6.181%	11/1/34	2,905	3,004 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.660%)	6.556%	9/1/37	54,658	56,782 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.664%)	6.358%	7/1/35	16,126	16,566 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.667%)	6.391%	11/1/36	8,656	8,978 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.670%)	6.479%	3/1/42	102,456	105,720 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.680%)	6.496%	1/1/35	20,369	21,025 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.681%)	6.368%	8/1/37	27,394	28,154 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.687%)	6.626%	3/1/35	1,261	1,296 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.690%)	6.429%	12/1/39	11,693	12,207 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.708%)	6.451%	11/1/36	$42,804	$43,974 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.709%)	6.209%	7/1/35	2,382	2,452 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.721%)	6.524%	1/1/37	16,505	17,031 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.723%)	6.511%	7/1/42	614,385	640,197 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.726%)	6.522%	9/1/37	190,875	198,171 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.728%)	6.497%	5/1/38	410,613	428,414 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.730%)	6.394%	6/1/35	4,692	4,833 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.745%)	6.588%	10/1/34	1,939	1,981 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.250%	10/1/33	14,369	14,701 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.659%	3/1/35	9,212	9,466 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.522%	9/1/35	39,584	40,720 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.765%)	6.890%	5/1/35	34,736	35,830 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.772%)	6.418%	8/1/44	773,224	814,210 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.778%)	6.313%	3/1/36	4,995	5,153 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.789%)	6.719%	5/1/37	46,144	47,711 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.798%)	6.572%	9/1/42	336,522	351,282 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.810%)	6.528%	10/1/40	176,592	184,352 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.811%)	6.540%	1/1/41	90,194	94,373 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.812%)	6.541%	9/1/40	27,777	29,048 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.820%)	6.695%	12/1/35	10,270	10,679 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.838%)	6.804%	5/1/35	25,292	26,245 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.844%)	6.594%	9/1/37	241	250 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.857%)	6.453%	8/1/36	23,839	24,612 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.864%)	6.686%	6/1/36	6,738	6,987 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.934%)	6.721%	8/1/37	$14,148	$14,727 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 2.377%)	7.134%	3/1/36	7,676	8,061 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 1.999%)	6.020%	12/1/34	2,695	2,763 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.002%)	6.127%	9/1/34	3,223	3,303 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.037%)	6.184%	2/1/37	9,429	9,613 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.046%)	6.075%	12/1/33	29,134	29,822 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.075%)	5.828%	3/1/33	15,476	15,778 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.100%)	6.177%	4/1/40	13,381	13,731 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.135%)	6.178%	5/1/36	13,268	13,676 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.155%)	6.405%	1/1/33	5,958	6,100 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.161%)	6.235%	12/1/37	11,232	11,762 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.163%)	6.264%	9/1/35	34,386	35,571 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.175%)	6.175%	6/1/32	14	14 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.175%)	6.243%	9/1/33	956	971 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.185%)	6.307%	5/1/36	5,950	6,142 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.190%)	6.249%	10/1/34	29,323	30,338 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.190%)	6.219%	9/1/39	18,864	19,476 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.193%)	6.443%	2/1/35	12,003	12,373 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.197%)	6.417%	9/1/39	116	118 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.203%)	6.284%	12/1/40	18,463	18,980 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.210%)	6.287%	12/1/34	23,637	24,695 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.215%)	6.215%	8/1/28	1	1 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.215%)	6.340%	8/1/29	24	24 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.221%)	6.277%	12/1/40	271,089	280,007 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.223%)	6.223%	6/1/35	$11,163	$11,530 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.230%)	6.230%	7/1/35	12,938	13,286 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.237%)	6.339%	7/1/38	66,627	68,534 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.242%)	6.315%	12/1/40	84,594	88,300 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.244%)	6.283%	3/1/38	2,077	2,131 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.253%)	6.333%	9/1/35	26,922	27,706 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.256%)	6.315%	8/1/39	1,206	1,238 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.260%)	6.323%	4/1/34	17,890	18,396 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.273%)	6.398%	11/1/34	6,765	6,981 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.277%)	6.380%	10/1/33	709	741 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.290%)	6.290%	5/1/33	13,341	13,778 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.292%)	6.338%	8/1/36	39,671	41,446 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.303%)	6.428%	10/1/34	6,323	6,564 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.320%)	6.473%	7/1/28	68	69 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.324%)	6.405%	7/1/33	36	36 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.372%)	6.533%	1/1/32	577	584 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.431%)	6.442%	5/1/33	578	585 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.442%)	6.395%	5/1/35	5,201	5,398 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 3.258%)	7.258%	12/1/30	47	48 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.400%)	5.477%	6/1/40- 11/1/40	12,929	13,110 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.593%)	5.659%	11/1/35	5,871	5,963 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.665%)	5.765%	11/1/35	12,959	13,160 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.827%)	5.908%	11/1/35	8,355	8,521 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.837%)	5.889%	11/1/35	4,648	4,717 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.841%)	5.908%	11/1/35	$51,311	$51,868 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.856%)	5.899%	11/1/35	8,836	9,008 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.902%)	5.985%	11/1/35	8,973	9,089 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.908%)	5.981%	11/1/35	17,734	18,038 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.922%)	5.993%	10/1/35	35,765	36,205 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.996%)	6.078%	11/1/35	11,654	11,853 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.004%)	6.090%	11/1/35	63,618	65,302 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.094%)	6.157%	10/1/35	108,467	111,372 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.219%)	6.296%	10/1/36	17,461	17,999 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.243%)	6.311%	5/1/36	23,556	24,308 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.258%)	6.301%	9/1/36	12,593	13,052 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 0.845%)	5.220%	11/1/33	147	147 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.171%)	5.522%	3/1/28	239	239 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.313%)	5.988%	9/1/27	204	204 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.355%)	6.105%	5/1/32	331	334 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.355%)	5.980%	9/1/33	42	43 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.413%)	6.116%	8/1/33	1,450	1,481 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.430%)	5.850%	2/1/36	67,508	68,772 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.475%)	6.120%	3/1/35	28,733	29,372 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.494%)	6.093%	4/1/36	1,263	1,286 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.497%)	6.104%	5/1/36	5,495	5,641 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.498%)	5.887%	11/1/35	1,941	1,982 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.510%)	5.971%	2/1/33	33,659	34,196 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.519%)	5.985%	1/1/35	980	1,020 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.550%)	5.800%	5/1/33- 5/1/35	$2,613	$2,659 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.550%)	6.199%	3/1/34	1,665	1,711 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.550%)	6.175%	3/1/36	1,119	1,164 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.550%)	6.189%	4/1/36	2,467	2,528 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.565%)	5.939%	6/1/35	4,709	4,860 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.565%)	6.095%	7/1/35	3,015	3,086 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.570%)	6.070%	11/1/35	1,755	1,789 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.570%)	6.189%	11/1/35	180,570	187,597 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.600%)	5.950%	6/1/34	37,745	38,608 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.661%)	6.171%	4/1/36	1,354	1,408 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.745%)	6.313%	2/1/35	7,657	7,919 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.770%)	6.270%	11/1/34	9,604	9,694 (a)
Federal National Mortgage Association (FNMA) (Enterprise 11th District COFI Replacement Index + 1.254%)	4.210%	10/1/27	20	20 (a)
Federal National Mortgage Association (FNMA) (Enterprise 11th District COFI Replacement Index + 1.254%)	4.388%	8/1/28	4,321	4,280 (a)
Federal National Mortgage Association (FNMA) (Enterprise 11th District COFI Replacement Index + 1.695%)	4.616%	8/1/29	658	656 (a)
Total FNMA				37,634,957
GNMA — 9.7%
Government National Mortgage Association (GNMA) II	5.000%	11/20/54- 4/20/55	8,722,991	8,712,833
Government National Mortgage Association (GNMA) II	6.500%	6/20/55	5,762,371	5,963,637
Government National Mortgage Association (GNMA) II	6.000%	7/20/55- 8/20/55	11,659,321	11,907,274
Total GNMA				26,583,744

Total Mortgage-Backed Securities (Cost — $95,450,447)				96,335,421
Collateralized Mortgage Obligations(c) — 21.4%
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF30 A (30 Day Average SOFR + 0.484%)	4.493%	3/25/27	15,351	15,346 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF40 A (30 Day Average SOFR + 0.454%)	4.463%	11/25/27	72,858	72,745 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF43 A (30 Day Average SOFR + 0.354%)	4.363%	1/25/28	314,731	313,277 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF48 A (30 Day Average SOFR + 0.404%)	4.413%	6/25/28	213,066	212,244 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF56 A (30 Day Average SOFR + 0.674%)	4.683%	11/25/28	$488,124	$488,682 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF57 A (30 Day Average SOFR + 0.654%)	4.663%	12/25/28	710,683	710,730 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF59 A (30 Day Average SOFR + 0.654%)	4.663%	2/25/29	497,734	498,405 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF60 A (30 Day Average SOFR + 0.604%)	4.613%	2/25/26	186,784	186,811 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF61 A (30 Day Average SOFR + 0.644%)	4.653%	3/25/29	1,139,233	1,139,163 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF62 A (30 Day Average SOFR + 0.594%)	4.603%	4/25/26	244,403	244,424 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF63 A (30 Day Average SOFR + 0.554%)	4.563%	5/25/29	960,950	960,891 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF64 A (30 Day Average SOFR + 0.554%)	4.563%	6/25/26	461,336	461,269 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF65 A (30 Day Average SOFR + 0.634%)	4.643%	7/25/29	460,911	461,226 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF67 A (30 Day Average SOFR + 0.634%)	4.643%	8/25/29	591,321	592,377 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF68 A (30 Day Average SOFR + 0.604%)	4.613%	7/25/26	429,415	429,519 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF70 A (30 Day Average SOFR + 0.634%)	4.643%	9/25/29	220,534	220,571 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF72 A (30 Day Average SOFR + 0.614%)	4.623%	10/25/26	78,082	78,074 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF75 AL (30 Day Average SOFR + 0.624%)	4.633%	12/25/29	834,203	836,346 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF77 AL (30 Day Average SOFR + 0.814%)	4.823%	2/25/27	585,657	586,501 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF78 AL (30 Day Average SOFR + 0.914%)	4.923%	3/25/30	899,834	904,593 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF79 AL (30 Day Average SOFR + 0.584%)	4.593%	5/25/30	943,485	943,878 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF80 AL (30 Day Average SOFR + 0.554%)	4.563%	6/25/30	861,966	861,657 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF81 AL (30 Day Average SOFR + 0.474%)	4.483%	6/25/27	221,135	221,190 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF82 AL (30 Day Average SOFR + 0.484%)	4.493%	6/25/30	789,908	788,967 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF83 AL (30 Day Average SOFR + 0.474%)	4.483%	6/25/30	407,393	407,216 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF84 AL (30 Day Average SOFR + 0.414%)	4.423%	7/25/30	961,222	958,700 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF85 AL (30 Day Average SOFR + 0.414%)	4.423%	8/25/30	53,823	53,674 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF86 AL (30 Day Average SOFR + 0.404%)	4.413%	8/25/27	624,935	624,297 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF87 AL (30 Day Average SOFR + 0.464%)	4.473%	8/25/30	$598,935	$597,929 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF88 AL (30 Day Average SOFR + 0.444%)	4.453%	9/25/30	604,655	604,380 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF89 AL (30 Day Average SOFR + 0.434%)	4.443%	9/25/30	1,231,420	1,227,297 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF94 AL (30 Day Average SOFR + 0.414%)	4.423%	11/25/30	445,460	443,332 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF96 AL (30 Day Average SOFR + 0.374%)	4.383%	12/25/30	602,916	599,719 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF98 AL (30 Day Average SOFR + 0.284%)	4.293%	12/25/30	608,136	607,570 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF99 AS (30 Day Average SOFR + 0.200%)	4.209%	12/25/30	987,601	976,469 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF129 AS (30 Day Average SOFR + 0.250%)	4.259%	1/25/29	421,718	419,089 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF130 AS (30 Day Average SOFR + 0.290%)	4.299%	1/25/29	2,352,498	2,340,836 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF132 AS (30 Day Average SOFR + 0.390%)	4.399%	2/25/32	1,274,012	1,268,314 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF135 AS (30 Day Average SOFR + 0.370%)	4.379%	5/25/29	2,137,924	2,134,305 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF137 AS (30 Day Average SOFR + 0.450%)	4.459%	4/25/32	1,365,649	1,362,320 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF138 AS (30 Day Average SOFR + 0.480%)	4.489%	6/25/32	1,880,025	1,875,417 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF139 AS (30 Day Average SOFR + 0.540%)	4.549%	6/25/32	1,971,855	1,969,239 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF160 AS (30 Day Average SOFR + 0.700%)	4.709%	10/25/30	1,033,667	1,037,336 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF163 AS (30 Day Average SOFR + 0.580%)	4.589%	4/25/34	991,377	992,024 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF164 AS (30 Day Average SOFR + 0.570%)	4.579%	10/25/34	1,924,563	1,924,113 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K-F112 AS (30 Day Average SOFR + 0.230%)	4.239%	4/25/31	565,957	561,337 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3736 FN (30 Day Average SOFR + 0.564%)	4.548%	10/15/40	816,412	810,204 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4952 PD, PAC	2.000%	2/25/50	748,292	634,193
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5009 BH	0.750%	5/25/44	1,258,046	1,014,544
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5517 FH (30 Day Average SOFR + 1.150%)	5.024%	3/25/55	969,144	977,221 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5537 FC (30 Day Average SOFR + 1.150%)	5.024%	5/25/55	1,140,512	1,145,091 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5568 FG (30 Day Average SOFR + 1.100%)	4.974%	8/25/55	1,128,792	1,133,339 (a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 413 F23 (30 Day Average SOFR + 1.050%)	4.924%	5/25/54	608,819	610,626 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M42 A1	0.785%	7/25/30	1,362,674	1,321,552
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal National Mortgage Association (FNMA) REMIC, 2011-96 FA (30 Day Average SOFR + 0.564%)	4.439%	10/25/41	$899,538	$895,431 (a)
Federal National Mortgage Association (FNMA) REMIC, 2013-3 BQ, PAC	1.750%	1/25/43	765,188	680,809
Federal National Mortgage Association (FNMA) REMIC, 2016-62 FH (30 Day Average SOFR + 0.514%)	4.389%	9/25/46	533,749	529,547 (a)
Federal National Mortgage Association (FNMA) REMIC, 2016-75 FC (30 Day Average SOFR + 0.514%)	4.389%	10/25/46	464,159	460,674 (a)
Federal National Mortgage Association (FNMA) REMIC, 2017-20 JA, PAC	3.000%	10/25/45	563,306	554,424
Federal National Mortgage Association (FNMA) REMIC, 2018-70 HF (30 Day Average SOFR + 0.464%)	4.339%	10/25/58	1,044,100	1,023,506 (a)
Federal National Mortgage Association (FNMA) REMIC, 2019-38 CF (30 Day Average SOFR + 0.564%)	4.439%	7/25/49	1,300,269	1,277,747 (a)
Federal National Mortgage Association (FNMA) REMIC, 2019-47 FB (30 Day Average SOFR + 0.514%)	4.389%	5/25/40	295,516	292,606 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-8 FA (30 Day Average SOFR + 1.050%)	4.924%	3/25/54	566,939	569,637 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-33 KF, PAC (30 Day Average SOFR + 0.950%)	4.824%	1/25/54	533,600	535,976 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-54 FC (30 Day Average SOFR + 0.970%)	4.844%	8/25/54	876,613	880,901 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-98 FA (30 Day Average SOFR + 1.150%)	5.024%	12/25/53	366,252	367,521 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-103 FB (30 Day Average SOFR + 0.950%)	4.824%	1/25/55	1,053,821	1,056,688 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-105 FC (30 Day Average SOFR + 1.000%)	4.874%	1/25/55	1,179,873	1,184,195 (a)
Federal National Mortgage Association (FNMA) REMIC, 2025-55 FG (30 Day Average SOFR + 1.100%)	4.974%	7/25/55	1,137,712	1,142,148 (a)
Federal National Mortgage Association (FNMA) REMIC, 2025-59 FD (30 Day Average SOFR + 1.100%)	4.974%	8/25/55	1,188,632	1,193,392 (a)
Government National Mortgage Association (GNMA), 2007-20 FM (1 mo. Term SOFR + 0.414%)	4.148%	4/20/37	909,569	898,563 (a)
Government National Mortgage Association (GNMA), 2010-12 FD (1 mo. Term SOFR + 0.714%)	4.449%	1/16/40	714,835	714,369 (a)
Government National Mortgage Association (GNMA), 2011-80 FC (1 mo. Term SOFR + 0.444%)	4.178%	6/20/41	1,276,042	1,262,923 (a)

Total Collateralized Mortgage Obligations (Cost — $59,091,163)				58,381,626
Corporate Bonds & Notes — 0.1%
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Reliance Industries Ltd., Senior Notes	2.060%	1/15/26	125,000	124,881
Reliance Industries Ltd., Senior Notes	2.512%	1/15/26	93,750	93,677

Total Corporate Bonds & Notes (Cost — $218,742)				218,558
Total Investments before Short-Term Investments (Cost — $252,115,231)				252,586,560
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 8.6%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $23,319,758)	3.620%	23,319,758	$23,319,758 (d)(e)(f)
Total Investments — 101.2% (Cost — $275,434,989)			275,906,318
Liabilities in Excess of Other Assets — (1.2)%			(3,202,174)
Total Net Assets — 100.0%			$272,704,144

(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At December 31, 2025, the Fund held TBA securities with a total cost of $5,045,117.
(c)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $23,319,758 and the cost was $23,319,758 (Note 2).

(f)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
IBOR	—	Interbank Offered Rate
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	255	3/26	$53,258,941	$53,241,211	$(17,730)
Contracts to Sell:
U.S. Treasury 5-Year Notes	11	3/26	1,206,291	1,202,352	3,939
U.S. Treasury Long-Term Bonds	49	3/26	5,742,115	5,664,094	78,021
U.S. Treasury Ultra 10-Year Notes	47	3/26	5,448,261	5,405,734	42,527
					124,487
Net unrealized appreciation on open futures contracts					$106,757
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Short Duration U.S. Government ETF (the “Fund”) is a separate diversified investment series of Franklin ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash.. Except when aggregated in Creation Units, shares of the Fund are not redeemable by the Fund. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks to provide a high level of current income as is consistent with prudent investing, while seeking preservation of capital.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$97,650,955	—	$97,650,955
Mortgage-Backed Securities	—	96,335,421	—	96,335,421
Collateralized Mortgage Obligations	—	58,381,626	—	58,381,626
Corporate Bonds & Notes	—	218,558	—	218,558
Total Long-Term Investments	—	252,586,560	—	252,586,560
Short-Term Investments†	$23,319,758	—	—	23,319,758
Total Investments	$23,319,758	$252,586,560	—	$275,906,318
Other Financial Instruments:
Futures Contracts††	$124,487	—	—	$124,487
Total	$23,444,245	$252,586,560	—	$276,030,805
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$17,730	—	—	$17,730

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

2. Transactions with affiliated company
As defined in the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2025. The following transactions were effected in such company for the period ended December 31, 2025.

	Affiliate Value at March 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$8,116,963	$170,814,951	170,814,951	$155,612,156	155,612,156

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	$469,446	—	$23,319,758

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report